OPERATING SEGMENTS - Retail sales by product line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Sales	$ 13,766	$ 13,457
Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	12,103	11,766
Crop nutrients [member] | Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	4,121	4,310
Crop protection products [member] | Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	4,937	4,684
Seed [member] | Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	1,628	1,462
Merchandise [Member] | Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	683	621
Services and other [Member] | Operating segments [member] | Retail business unit [member]
Disclosure of products and services [line items]
Sales	$ 734	$ 689